UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' (Deficit) Equity [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2018	$ 170	$ 1,809,232	$ 15,199	$ 46	$ (2,067,786)	$ (243,139)	$ 3,684	$ (239,455)
Beginning balance (in shares) at Dec. 31, 2018	342,598,768
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(1,179,010)	(1,179,010)	3,208	(1,175,802)
Foreign currency translation adjustments	0	0	(5,598)	0	0	(5,598)	52	(5,546)
Net change in unrealized gain on available-for-sale investment	0	0	(16,580)	0	0	(16,580)	0	(16,580)
Conversion of convertible notes into Class A ordinary shares	$ 23	1,080,089	0	0	0	1,080,112	0	1,080,112
Conversion of convertible notes into Class A ordinary shares (in shares)	45,645,884
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 2	17,448	0	0	0	17,450	0	17,450
Exercise of share options (in shares)	3,467,852
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,651,629
Share-based compensation	$ 0	81,275	0	0	0	81,275	0	81,275
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,119,481)
Issuance of Class A ordinary shares, net of issuance costs	$ 35	1,517,923	0	0	0	1,517,958	0	1,517,958
Issuance of Class A ordinary shares, net of issuance costs (in shares)	69,000,000
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	88	88
Ending balance at Sep. 30, 2019	$ 230	4,505,967	(6,979)	46	(3,246,796)	1,252,468	7,032	1,259,500
Ending balance (in shares) at Sep. 30, 2019	463,244,652
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(283,789)	(283,789)	1,869	(281,920)
Foreign currency translation adjustments	0	0	8,717	0	0	8,717	59	8,776
Net change in unrealized gain on available-for-sale investment	0	0	3,711	0	0	3,711	0	3,711
Equity component of convertible notes	0	240,582	0	0	0	240,582	0	240,582
Purchase of capped calls related to issuance of convertible notes	0	(97,060)	0	0	0	(97,060)	0	(97,060)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	0
Exercise of share options	$ 0	3,395	0	0	0	3,395	0	3,395
Exercise of share options (in shares)	269,124
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	332,010
Share-based compensation	$ 0	34,400	0	0	0	34,400	0	34,400
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(601,134)
Issuance of Class A ordinary shares, net of issuance costs	$ 0	0	0	0	0	0	0	0
Capital contributed by non-controlling interest	0	0	0	0	0	0	1,268	1,268
Ending balance at Dec. 31, 2019	$ 230	4,687,284	5,449	46	(3,530,585)	1,162,424	10,228	1,172,652
Ending balance (in shares) at Dec. 31, 2019	463,244,652
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(1,094,464)	(1,094,464)	(5,124)	(1,099,588)
Foreign currency translation adjustments	0	0	(8,346)	0	0	(8,346)	(2,453)	(10,799)
Net change in unrealized gain on available-for-sale investment	0	0	(5,312)	0	0	(5,312)	26	(5,286)
Acquisition of subsidiary	0	0	0	0	0	0	37,511	37,511
Appropriation of statutory reserves	0	0	0	66	(66)	0	0	0
Equity component of convertible notes	0	284,727	0	0	0	284,727	0	284,727
Purchase of capped calls related to issuance of convertible notes	0	(135,700)	0	0	0	(135,700)	0	(135,700)
Conversion and exchange of convertible notes into Class A ordinary shares	$ 11	359,333	0	0	0	359,344	0	359,344
Conversion and exchange of convertible notes into Class A ordinary shares (in shares)	22,255,549
Transaction with non-controlling interests	$ 0	(21,556)	19	0	0	(21,537)	801	(20,736)
Disposal of interest in a subsidiary	0	0	0	0	0	0	(11,971)	(11,971)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	4,000,000
Exercise of share options	$ 1	14,019	0	0	0	14,020	0	14,020
Exercise of share options (in shares)	2,054,760
Restricted share awards and restricted share units issued	$ 2	(2)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	2,549,616
Share-based compensation	$ 0	186,079	0	0	0	186,079	2,481	188,560
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(4,504,376)
Ending balance at Sep. 30, 2020	$ 244	$ 5,374,184	$ (8,190)	$ 112	$ (4,625,115)	$ 741,235	$ 31,499	$ 772,734
Ending balance (in shares) at Sep. 30, 2020	489,600,201